BANK BORROWINGS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BANK BORROWINGS
Bank borrowings received		$ 10,959	$ 56,490	$ 124,663
Interest rate (as a percent)		2.75%	2.95%	3.13%
Repayments of bank debt		$ 12,604	$ 103,800	$ 108,114
Unused lines of credit available for future borrowing		249,350
Bank borrowings of the investment in Jiangsu Yitong		$ 40
Percentage of equity interest pledged to Jiangsu Yitong to the bank		15.79%
Subsequent Event
BANK BORROWINGS
Maturity term (in years)	2 years
Total borrowings	$ 24,660
Interest rate (as a percent)	2.70%
Minimum
BANK BORROWINGS
Maturity term (in years)		1 year
Maximum
BANK BORROWINGS
Maturity term (in years)		7 years